Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Assets acquired:
Cash	$ 14,026
Intangible assets	2,252,000
Goodwill	12,808,197
Total assets	15,074,223
Liabilities assumed:
Accounts payable and accrued liabilities	157,470
Total liabilities	157,470
Purchase price	$ 14,916,753